Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue
Presented in the table below are operating revenues disaggregated for the year ended December 31, 2025:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$2,557	$—	$2,557
Commercial	981	—	981
Fire service	189	—	189
Industrial	195	—	195
Public and other	311	—	311

Total water services	4,233	—	4,233
Wastewater services:
Residential	287	—	287
Commercial	86	—	86
Industrial	10	—	10
Public and other	39	—	39

Total wastewater services	422	—	422
Miscellaneous utility charges	49	—	49
Alternative revenue programs	—	12	12
Lease contract revenue	—	7	7

Total Regulated Businesses	4,704	19	4,723

Other	417	—	417

Total operating revenues	$5,121	$19	$5,140

(a)	Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of ASC 606, and accounted for under other existing GAAP.

Presented in the table below are operating revenues disaggregated for the year ended December 31, 2024:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$2,344	$5	$2,349
Commercial	881	4	885
Fire service	164	—	164
Industrial	182	2	184
Public and other	291	—	291

Total water services	3,862	11	3,873
Wastewater services:
Residential	243	2	245
Commercial	70	—	70
Industrial	12	—	12
Public and other	36	—	36

Total wastewater services	361	2	363
Miscellaneous utility charges	42	—	42
Alternative revenue programs	—	10	10
Lease contract revenue	—	8	8
Total Regulated Businesses	4,265	31	4,296

Other	388	—	388

Total operating revenues	$4,653	$31	$4,684

(a)
Includes revenues associated with provisional rates, alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of ASC 606, and accounted for under other existing GAAP.

Presented in the table below are operating revenues disaggregated for the year ended December 31, 2023:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$2,143	$—	$2,143
Commercial	798	—	798
Fire service	158	—	158
Industrial	167	—	167
Public and other	274	—	274

Total water services	3,540	—	3,540
Wastewater services:
Residential	228	—	228
Commercial	62	—	62
Industrial	8	—	8
Public and other	29	—	29

Total wastewater services	327	—	327
Miscellaneous utility charges	35	—	35
Alternative revenue programs	—	10	10
Lease contract revenue	—	8	8

Total Regulated Businesses	3,902	18	3,920

Other	315	(1)	314

Total operating revenues	$4,217	$17	$4,234

(a)	Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of ASC 606, and accounted for under other existing GAAP.